Consolidated Statements of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 124,002	$ 35,480	$ (311,116)
Other comprehensive (loss) income before reclassifications
Unrealized loss on marketable securities	(1,151)	(2,233)	(1,904)
Unrealized (loss) gain on qualifying cash flow hedging instruments	(3,082)	(836)	2,412
Pension adjustments, net of taxes	(7,637)	(3,640)	6,698
Foreign exchange gain on currency translation	174	740	1,144
Amounts reclassified from accumulated other comprehensive loss To other income:
Impairment of marketable securities	1,322	2,062	2,560
To general and administrative expenses:
Realized loss (gain) on qualifying cash flow hedging instruments		257	(1,435)
Settlement of defined benefit pension plan	(3,332)	974
To equity income:
Realized loss on qualifying cash flow hedging instruments	1,551	405
Other comprehensive (loss) income	(12,155)	(2,271)	9,475
Comprehensive income (loss)	111,847	33,209	(301,641)
Less: Comprehensive (income) loss attributable to non-controlling interests	(177,713)	(150,368)	150,601
Comprehensive loss attributable to shareholders of Teekay Corporation	$ (65,866)	$ (117,159)	$ (151,040)